Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,910	$ 12,553	$ 16,618	$ 20,425